Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss from continuing operations	$ (8,768,386)	$ (125,022)	$ (292,431)
Adjustments to reconcile net loss income to net cash used in operating activities:
Depreciation and amortization	112,676
Derivative expense - unsecured convertible promissory notes payable	5,441,825
Change in fair value of embedded derivative liability	(452,968)
Amortization of debt discount	282,572
Cancellation loan fee from Conquistador Shipping	110,000
Stock-based compensation	1,700,000
Shares of Common Stock issued for services	61,667
(Increase)/decrease in:
Trade receivables, net	(16,031)
Inventories	(160,940)
Prepaid expenses	(8,707)
Accounts payable	229,288	(3,747)	3,092
Accrued liabilities	54,629
Accrued interest	672,651
Deferred revenue	103,129
Payments for special survey costs	(157,368)
Net cash used in operating activities - continuing operations	(795,963)	(128,769)	(289,339)
Net cash provided by/(used in) operating activities - discontinued operations	235,238	(256,502)	133,302
Net cash used in operating activities	(560,725)	(385,271)	(156,037)
Cash Flows From Investing Activities
Vessel acquisitions	(1,157,000)
Cash acquired through business combination		385,628
Restricted cash	(1,125)
Net cash (used in)/provided by investing activities - continuing operations	(1,158,125)	385,628
Net cash provided by investing activities - discontinued operations			10,106
Net cash (used in)/provided by investing activities	(1,158,125)	385,628	10,106
Cash Flows From Financing Activities
Proceeds from short-term debt	300,000
Proceeds from loan facility from related party	300,000
Proceeds from stock subscription liability	50,000
Proceeds from unsecured convertible promissory notes	830,000
Proceeds from promissory notes payable	200,000
Principal payments on capital lease	188,223
Principal payments on capital lease	(188,223)
Dividends paid	1,325,774
Net cash provided by financing activities - continuing operations	1,325,774
Net cash (used in)/provided by financing activities - discontinued operations		13,808
Net cash provided by financing activities	1,325,774	13,808
Net (decrease)/increase in cash	(393,076)	14,165	(145,931)
Cash and cash equivalents - beginning of period	406,867	392,702	392,702
Cash and cash equivalents - end of period	13,791	406,867	392,702
Less cash and cash equivalents - end of period - discontinued operations	73	21,239	392,702
Cash and cash equivalents - end of period - continuing operations	13,718	385,628
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest expense	110,158
Cash paid for income taxes
Non-cash investing and financing activities
Purchase of vessel with capital lease	(1,850,245)
Capitalized initial direct cost related to Vessel with note payable and accrued interest	(355,880)
Conversion of Series A and Series B Preferred shares in shares of Common Stock	(210)
Issuance of unsecured convertible promissory notes - conversion of promissory note, stock subscription liability and accrued interest	624,209
Issuance of unsecured convertible promissory note - for stock subscription liability, net of debt discount	1,050,000
Short-term debt payable for purchase of vessel, net of debt discount	970,000
Advances for bareboat contract		500,000
Escrow account		99,965
Stock subscription liability		(1,000,000)
Notes receivable			7,000
Accounts payable			$ 11,840